PROPERTY AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Purchasing of Equipment	$ 812	$ 414
Depreciation expense	335	363
Property and equipment	5,730	4,914
Accumulated depreciation	4,359	4,020
Depreciated cost	1,371	894
Trade Equipment [Member]
Property, Plant and Equipment [Line Items]
Purchasing of Equipment	812	414
Property and equipment	42	42
Accumulated depreciation	33	25
Computers and peripheral equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	2,770	2,732
Accumulated depreciation	2,650	2,631
Office furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	824	819
Accumulated depreciation	735	728
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	196	196
Accumulated depreciation	196	179
Equipment In lease [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	1,899	1,125
Accumulated depreciation	$ 745	$ 457